UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243
                                                    -----------

                            The Gabelli Utility Trust
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2005
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS -- 73.5%
               AGRICULTURE -- 0.0%
         800   Cadiz Inc.+ ....................$     12,320
                                               ------------
               CABLE AND SATELLITE -- 2.9%
      55,000   Cablevision Systems Corp.,
                 Cl. A+ .......................   1,542,751
       5,000   Cogeco Cable Inc. ..............     103,331
      20,000   Cogeco Inc. ....................     384,393
      10,000   Comcast Corp., Cl. A+ ..........     337,800
     100,000   DIRECTV Group Inc.+ ............   1,442,000
      57,000   EchoStar Communications
                 Corp., Cl. A .................   1,667,250
       2,500   Insight Communications
                 Co. Inc.,
                 Cl A+ ........................      29,625
      35,000   Liberty Media International
                 Inc., Cl. A+ .................   1,530,900
      50,000   UnitedGlobalCom Inc., Cl. A+ ...     473,000
                                               ------------
                                                  7,511,050
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.3%
     140,000   Furukawa Electric Co. Ltd.+ ....     641,052
       2,000   Thomas & Betts Corp.+ ..........      64,600
                                               ------------
                                                    705,652
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 0.8%
       3,250   Brascan Corp., Cl. A ...........     122,688
      19,000   Catalytica Energy
                 Systems Inc.+ ................      38,950
       2,200   Cooper Industries Ltd., Cl. A ..     157,344
      50,000   General Electric Co. ...........   1,803,000
                                               ------------
                                                  2,121,982
                                               ------------
               ENERGY AND UTILITIES: ELECTRIC -- 19.1%
     230,000   AES Corp.+ .....................   3,767,400
     369,400   Allegheny Energy Inc.+ .........   7,631,804
      24,000   ALLETE Inc. ....................   1,004,400
      50,000   American Electric Power
                 Co. Inc. .....................   1,703,000
      20,000   Calpine Corp.+ .................      56,000
      25,000   Cleco Corp. ....................     532,500
     120,000   DPL Inc. .......................   3,000,000
      25,000   DTE Energy Co. .................   1,137,000
     200,000   Duquesne Light Holdings Inc. ...   3,584,000
      90,000   Edison International ...........   3,124,800
     200,000   El Paso Electric Co.+ ..........   3,800,000
       4,000   Electric Power
                 Development Co. Ltd. .........     123,100
     116,000   FPL Group Inc. .................   4,657,400
     105,000   Great Plains Energy Inc. .......   3,210,900
      41,000   Green Mountain Power Corp. .....   1,201,300
      22,500   Pepco Holdings Inc. ............     472,275
     105,000   TECO Energy Inc. ...............   1,646,400
      32,000   TXU Corp. ......................   2,548,160
      22,000   UIL Holdings Corp. .............   1,114,300
     175,000   Unisource Energy Corp. .........   5,419,750
                                               ------------
                                                 49,734,489
                                               ------------

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               ENERGY AND UTILITIES: INTEGRATED -- 31.2%
      75,000   Alliant Energy Corp. ...........$  2,008,500
      20,000   Ameren Corp. ...................     980,200
     434,000   Aquila Inc.+ ...................   1,662,220
       3,500   Avista Corp. ...................      61,250
      35,000   Black Hills Corp. ..............   1,157,450
      60,000   Central Vermont Public
                 Service Corp. ................   1,348,800
      53,600   CH Energy Group Inc. ...........   2,449,520
       4,000   Chubu Electric Power Co. Inc. ..      96,055
       4,000   Chugoku Electric
                 Power Co. Inc. ...............      75,912
      55,000   Cinergy Corp. ..................   2,228,600
     200,000   CMS Energy Corp.+ ..............   2,608,000
      57,000   Consolidated Edison Inc. .......   2,404,260
      76,000   Constellation Energy Group .....   3,929,200
       3,000   Dominion Resources Inc. ........     223,290
     160,000   Duke Energy Corp. ..............   4,481,600
     170,000   El Paso Corp. ..................   1,798,600
      12,000   Empire District Electric Co. ...     279,120
     200,000   Enel SpA .......................   1,913,330
      80,000   Energy East Corp. ..............   2,097,600
       3,000   Entergy Corp. ..................     211,980
      55,979   FirstEnergy Corp. ..............   2,348,319
      87,900   Florida Public Utilities Co. ...   1,652,520
      25,000   Hawaiian Electric
                 Industries Inc. ..............     638,000
     300,000   Hera SpA .......................     842,915
       4,000   Hokkaido Electric Power
                 Co. Inc. .....................      81,320
       4,000   Hokuriku Electric Power Co. ....      72,853
       4,000   Kansai Electric Power Co. Inc. .      80,201
       4,000   Kyushu Electric Power Co. Inc. .      85,051
      68,000   Maine & Maritimes Corp. ........   1,717,000
      65,100   MGE Energy Inc. ................   2,158,065
     300,000   Mirant Corp.+ ..................      85,500
      30,521   NiSource Inc. ..................     695,574
     170,000   Northeast Utilities ............   3,275,900
     100,000   NSTAR ..........................   5,430,000
     101,000   OGE Energy Corp. ...............   2,721,950
      20,000   Ormat Technologies Inc.+ .......     313,200
      23,000   Otter Tail Corp. ...............     575,920
      50,000   PG&E Corp. .....................   1,705,000
      20,000   PNM Resources Inc. .............     533,600
     100,000   Progress Energy Inc. ...........   4,195,000
      40,000   Progress Energy Inc., CVO+ .....       5,200
      17,200   Public Service Enterprise
                 Group Inc. ...................     935,508
      33,000   Puget Energy Inc. ..............     727,320
      55,000   SCANA Corp. ....................   2,102,100
       4,000   Shikoku Electric Power
                 Co. Inc. .....................      78,336
      30,000   Sierra Pacific Resources+ ......     322,500
       4,000   Tohoku Electric Power Co. Inc. .      74,121
       4,000   Tokyo Electric Power Co. Inc. ..      96,988
      26,900   Unitil Corp. ...................     687,295
      42,600   Vectren Corp. ..................   1,134,864
     235,000   Westar Energy Inc. .............   5,085,400

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
      75,000   Wisconsin Energy Corp. .........$  2,662,500
      30,000   WPS Resources Corp. ............   1,587,600
     270,000   Xcel Energy Inc. ...............   4,638,600
                                               ------------
                                                 81,361,707
                                               ------------
               ENERGY AND UTILITIES: NATURAL GAS -- 10.8%
      28,000   AGL Resources Inc. .............     978,040
      55,000   Atmos Energy Corp. .............   1,485,000
      34,000   Cascade Natural Gas Corp. ......     678,640
      10,000   Chesapeake Utilities Corp. .....     266,000
      29,700   Delta Natural Gas Co. Inc. .....     765,072
      40,000   Dynegy Inc., Cl. A+ ............     156,400
      16,500   EnergySouth Inc. ...............     472,478
     100,000   KeySpan Corp. ..................   3,897,000
      95,000   National Fuel Gas Co. ..........   2,716,050
      90,000   Nicor Inc. .....................   3,338,100
     100,000   ONEOK Inc. .....................   3,082,000
      48,600   Peoples Energy Corp. ...........   2,037,312
      36,000   Piedmont Natural Gas Co. Inc. ..     829,440
       6,000   RGC Resources Inc. .............     156,600
     135,000   SEMCO Energy Inc. ..............     776,250
     110,000   Southern Union Co.+ ............   2,762,111
     150,000   Southwest Gas Corp. ............   3,624,000
                                               ------------
                                                 28,020,493
                                               ------------
               ENERGY AND UTILITIES: OIL -- 0.6%
       1,000   Anadarko Petroleum Corp. .......      76,100
       3,000   Cooper Cameron Corp.+ ..........     171,630
      10,000   Exxon Mobil Corp. ..............     596,000
       2,700   Kaneb Services LLC .............     115,155
       1,000   Murphy Oil Corp. ...............      98,730
      10,000   Patina Oil & Gas Corp. .........     400,000
       1,000   Royal Dutch Petroleum Co. ......      60,040
       2,000   Unocal Corp. ...................     123,380
                                               ------------
                                                  1,641,035
                                               ------------
               ENERGY AND UTILITIES: WATER -- 2.3%
      14,000   American States Water Co. ......     354,200
      15,000   Aqua America Inc. ..............     365,400
      16,500   Artesian Resources Corp.,
                 Cl. A ........................     429,990
      20,500   BIW Ltd. .......................     419,225
      20,520   California Water Service Group .     684,752
       7,500   Connecticut Water Service Inc. .     187,050
      51,333   Middlesex Water Co. ............     931,694
      14,066   Pennichuck Corp. ...............     364,872
      58,500   SJW Corp. ......................   2,055,105
       7,716   Southwest Water Co. ............      80,478
       6,000   York Water Co. .................     114,300
                                               ------------
                                                  5,987,066
                                               ------------

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               ENTERTAINMENT -- 0.1%
      10,000   Time Warner Inc.+ ..............$    175,500
                                               ------------
               EQUIPMENT AND SUPPLIES -- 0.1%
      50,000   Capstone Turbine Corp.+ ........      77,500
      10,000   Mueller Industries Inc. ........     281,500
                                               ------------
                                                    359,000
                                               ------------
               METALS AND MINING -- 1.0%
      25,000   Compania de Minas
                 Buenaventura SA, ADR .........     569,500
     330,000   WMC Resources Ltd. .............   2,031,231
                                               ------------
                                                  2,600,731
                                               ------------
               TELECOMMUNICATIONS -- 3.2%
      53,000   BCE Inc. .......................   1,324,470
      33,000   BellSouth Corp. ................     867,570
      32,000   BT Group plc, ADR ..............   1,246,080
      50,000   CenturyTel Inc. ................   1,642,000
     175,000   Cincinnati Bell Inc.+ ..........     743,750
      10,200   Commonwealth Telephone
                 Enterprises Inc.+ ............     480,828
      10,000   D&E Communications Inc. ........      91,300
      20,000   Deutsche Telekom AG, ADR+ ......     399,200
       2,000   France Telecom SA, ADR .........      59,740
         200   Hutchison Telecommunications
                 International Ltd.+ ..........         191
         200   Indosat Tbk PT .................         103
         200   Mobistar SA+ ...................      17,565
      12,000   Rogers Communications Inc.,
                 Cl. B ........................     326,880
         200   Tele2 AB, Cl. B ................       6,604
         200   Telecom Italia SpA, ADR ........       7,548
      40,000   Touch America Holdings Inc.+ ...         100
      30,000   Verizon Communications Inc. ....   1,065,000
                                               ------------
                                                  8,278,929
                                               ------------
               TRANSPORTATION -- 0.3%
      20,000   GATX Corp. .....................     663,800
                                               ------------
               WIRELESS COMMUNICATIONS -- 0.8%
         200   America Movil SA de CV,
                 Cl. L, ADR ...................      10,320
       1,000   China Mobile (Hong Kong)
                 Ltd., ADR ....................      16,410
       1,000   China Unicom Ltd., ADR .........       7,720
         200   Cosmote Mobile
                 Telecommunications SA ........       3,531
       4,000   Mobile TeleSystems, ADR ........     140,760
         190   MobileOne Ltd. .................         230
       1,000   Nextel Communications Inc.,
                 Cl. A+ .......................      28,420
     380,000   O2 plc+ ........................     856,341
         200   SK Telecom Co. Ltd., ADR .......       3,944
         200   SmarTone Telecommunications
                 Holdings Ltd. ................         221
         200   Telefonica Moviles SA, ADR .....       2,350

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
     --------                                     --------
               COMMON STOCKS (CONTINUED)
               WIRELESS COMMUNICATIONS (CONTINUED)
         200   Tim Hellas Telecommunications
                 SA, ADR ......................$      4,212
         200   Total Access Communications
                 plc+ .........................         576
      20,000   United States Cellular Corp.+ ..     912,600
       6,000   Vimpel-Communications, ADR+ ....     206,520
         200   Virgin Mobile Holdings plc+ ....         835
         200   Vodafone Group plc, ADR ........       5,312
                                               ------------
                                                  2,200,302
                                               ------------
               TOTAL COMMON STOCKS ............ 191,374,056
                                               ------------

               PREFERRED STOCKS -- 0.7%
               TELECOMMUNICATIONS -- 0.7%
      31,033   Citizens Communications Co.,
                 5.000% Cv. Pfd. ..............   1,722,331
                                               ------------
  PRINCIPAL
   AMOUNT
  ---------

               U.S. GOVERNMENT OBLIGATIONS -- 23.0%
 $60,000,000   U.S. Treasury Bills,
                 2.509%++, 05/12/05 ...........  59,830,704
                                               ------------

               REPURCHASE AGREEMENTS -- 2.8%
   7,444,000   Barclays, 2.500%,
                 dated 03/31/05, due 04/01/05,
                 proceeds at maturity,
                 $7,444,517 (a) ...............   7,444,000
                                               ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $227,683,252) ......................$260,371,091
                                               ============

   --------------
            For Federal tax purposes:
            Aggregate cost ....................$227,683,252
                                               ============
            Gross unrealized appreciation .....$ 35,336,436
            Gross unrealized depreciation .....  (2,648,597)
                                               ------------
            Net unrealized appreciation
               (depreciation) .................$ 32,687,839
                                               ============

   --------------

(a) Collateralized by U.S. Treasury Bond, 7.250%, due 08/15/22, market value $7,618,703.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR - American Depository Receipt.

CVO - Contingent Value Obligation.

* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
            --------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.